Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management
Schedule of sensitivity analysis risk factors affecting price of financial instrument

			Impacts on income statement						Impacts on statement of comprehensive income
			Scenarios II and III						Scenarios II and III
Risk factor	Quotation at December 31, 2022	Amount	Changes from 2022	Scenario I	-25%	-50%	+25%	+50%	Scenario I	-25%	-50%	+25%	+50%
Cash and cash equivalents and financial investments
Foreign exchange rates
BRL	5.2177	61,919	2.06%	-	-	-	-	-	1,274	(15,479)	(30,959)	15,479	30,959
EUR	1.0674	12	(6.01%)	(1)	(3)	(6)	3	6	-	-	-	-	-
PEN	3.7895	32,963	(5.41%)	(1,783)	(8,240)	(16,480)	8,240	16,480	-	-	-	-	-
CAD	1.3536	641	2.46%	-	-	-	-	-	16	(160)	(321)	160	321
NAD	16.9647	1,862	6.19%	-	-	-	-	-	115	(466)	(931)	466	931
Interest rates
BRL - CDI - SELIC	13.65%	61,341	(1) bps	(8)	(2,093)	(4,187)	2,093	4,187	-	-	-	-	-

			Impacts on income statement						Impacts on statement of comprehensive income
			Scenarios II and III						Scenarios II and III
Risk factor	Quotation at December 31, 2022	Amount	Changes from 2022	Scenario I	-25%	-50%	+25%	+50%	Scenario I	-25%	-50%	+25%	+50%
Loans and financings
Foreign exchange rates
BRL	5.2177	277,852	2.06%	-	-	-	-	-	(5,717)	69,463	138,926	(69,463)	(138,926)
PEN	3.7895	443	(5.41%)	24	111	222	(111)	(222)	-	-	-	-	-
Interest rates
BRL - CDI - SELIC	13.65%	78,904	(1) bps	10	2,693	5,385	(2,693)	(5,385)	-	-	-	-	-
USD - LIBOR	4.77%	182,067	6 bps	(106)	2,169	4,339	(2,169)	(4,339)	-	-	-	-	-
IPCA - TLP	5.79%	176,269	(29) bps	511	2,551	5,103	(2,551)	(5,103)	-	-	-	-	-
TJLP	7.37%	22,634	17 bps	(38)	417	834	(417)	(834)	-	-	-	-	-

			Impacts on income statement						Impacts on statement of comprehensive income
			Scenarios II and III						Scenarios II and III
Risk factor	Quotation at December 31, 2022	Amount	Changes from 2022	Scenario I	-25%	-50%	+25%	+50%	Scenario I	-25%	-50%	+25%	+50%
Other financial instruments
Foreign exchange rates
BRL	5.2177	(292)	2.06%	(6)	73	146	(73)	(146)	-	-	-	-	-
Interest rates
BRL - CDI - SELIC	13.65%	(292)	(1) bps	41	986	2,114	(867)	(1,633)	-	-	-	-	-
USD - LIBOR	4.77%	(2,283)	6 bps	(2)	140	280	(140)	(280)	(0)	(36)	(71)	36	71
Commodities price
Zinc	3,025	(2,283)	1.79%	18,733	20,988	41,976	(20,988)	(41,976)	(4,174)	(4,676)	(9,353)	4,676	9,353
Copper	8,387	(21,833)	(8.49%)	(14,153)	(4,483)	(360)	(55,027)	(97,498)	-	-	-	-	-

Summary of financial assets and liabilities in foreign currency

USD amounts of foreign currency balances	2022	2021
Assets
Cash, cash equivalents and financial investments	97,397	95,320
Derivative Financial Instruments	143	314
Trade accounts receivables	19,132	34,858
	116,672	130,492
Liabilities
Loans and financings	276,634	272,353
Derivative Financial Instruments	435	380
Trade payables and other liabilities	182,275	200,983
Lease liabilities	2,738	7,921
Use of public assets	23,263	24,384
	485,345	506,021

Net exposure	(368,673)	(375,529)

Schedule of credit quality of financial assets

			2022			2021
	Local rating	Global rating	Total	Local rating	Global rating	Total
Cash and cash equivalents
AAA	191,269	-	191,269	117,439	-	117,439
AA+	-	-	-	-	-	-
AA	10,259	-	10,259	19	-	19
AA-	-	15,958	15,958	-	21,252	21,252
A+	-	117,968	117,968	35,923	318,120	354,043
A	-	93,117	93,117	25,354	115,653	141,007
A-	-	54,737	54,737	-	104,528	104,528
No rating (i)	8,451	6,067	14,518	2,660	2,869	5,529
	209,979	287,847	497,826	181,395	562,422	743,817

Financial investments
AAA	18,006	-	18,006	16,849	-	16,849
AA	-	-	-	2,353	-	2,353
No rating (i)	56	-	56	-	-	-
	18,062	-	18,062	19,202	-	19,202

Derivative financial instruments
AAA	144	-	144	314	-	314
A+	-	3,061	3,061	-	8,491	8,491
A-	-	4,238	4,238	-	7,589	7,589
	144	7,299	7,443	314	16,080	16,394

(i)	Refers to subsidiaries of international financial institutions that do not have a global rating available in the international rating agencies. According to the Company's policy, for these financial institutions, the rating of the financial institution controlling entities is assumed, which must be at least BBB-.

Summary of estimated future cash flow

2022	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Loans and financings	136,348	391,201	981,759	704,944	2,214,252
Lease liabilities	4,105	1,410	-	-	5,515
Derivative financial instruments	9,712	215	86	5	10,018
Trade payables and other liabilities	413,856	12,154	-	-	426,010
Confirming payables	216,392	-	-	-	216,392
Salaries and payroll charges	79,078	-	-	-	79,078
Dividends payable	7,922	-	-	-	7,922
Related parties	487	546	-	-	1,033
Asset retirement and environmental obligations	19,360	29,625	28,868	241,258	319,111
Use of public assets	2,484	4,972	4,890	16,584	28,930
	889,744	440,123	1,015,603	962,791	3,308,261

2021	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Loans and financings	114,240	443,780	247,226	1,439,295	2,244,541
Lease liabilities	17,340	3,744	-	-	21,084
Derivative financial instruments	22,684	146	71	24	22,925
Trade payables	411,818	-	-	-	411,818
Confirming payables	232,860	-	-	-	232,860
Salaries and payroll charges	76,031	-	-	-	76,031
Dividends payable	11,441	-	-	-	11,441
Related parties	321	71	-	-	392
Asset retirement and environmental obligations	31,953	64,752	85,021	243,076	424,802
Use of public assets	1,368	3,244	3,657	21,840	30,109
	920,056	515,737	335,975	1,704,235	3,476,003

Summary of leverage ratio

	Note	2022	2021	2020
Loans and financings	24 (a)	1,669,259	1,699,315	2,024,314
Derivative financial instruments	16 (a)	2,575	6,531	(5,106)
Lease liabilities	23 (b)	5,021	19,639	25,689
Cash and cash equivalents	15	(497,826)	(743,817)	(1,086,163)
Financial investments		(18,062)	(19,202)	(35,044)
Net debt (i)		1,160,967	962,466	923,690

Net income (loss) for the year		76,394	156,087	(652,506)
Plus (less):
Depreciation and amortization	21, 22 and 23	290,937	258,711	243,925
Share in the results of associates		(1,885)
Net financial results	10	133,727	136,902	278,175
Income tax expense (benefit)	11 (a)	150,983	153,204	(24,152)
Miscellaneous adjustments	2	110,168	38,931	573,475
Adjusted EBITDA (ii)		760,324	743,835	418,917

Leverage ratio (Net debt/Adjusted EBITDA)		1.53	1.29	2.20
(i)	Net debt is defined as (a) loans and financings, plus lease liabilities, plus or minus (b) the fair value of derivative financial instruments, less (c) cash and cash equivalents, less (d) financial investments.
(ii)	Adjusted EBITDA for capital management calculation uses the same assumptions described in note 2 for Adjusted EBITDA by segment.